UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page



Report for the Calendar Year or Quarter Ended: December 31, 2012

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.


Institutional Investment Manager Filing this Report:

Name:      BeaconLight Capital, LLC

Address:   1330 Avenue of the Americas, 6th floor
           New York, New York 10019

13 File Number: 028-XXXXX


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Ed Bosek
Title:    Managing Member
Phone:    (212) 612-3130


Signature, Place and Date of Signing:


  /s/ Ed Bosek              New York, New York             February 13, 2013
-------------------      ------------------------       ------------------------
  [Signature]                 [City, State]                      [Date]

Report Type: (Check only one):


[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



List of Other Managers Reporting for this Manager: None

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    22

Form 13F Information Table Value Total:    $93,533
                                          (thousands)


List of Other Included Managers: None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                                                     FORM 13F INFORMATION TABLE

COLUMN 1                         COLUMN 2       COLUMN 3   COLUMN 4       COLUMN 5         COLUMN 6   COLUMN 7        COLUMN 8
--------------                --------------    ---------  --------  -------------------  ----------  --------  --------------------
                                                            VALUE    SHS OR    SH/  PUT/  INVESTMENT   OTHER    VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS      CUSIP    (x$1000)  PRN AMT   PRN  CALL  DISCRETION  MANAGERS  SOLE    SHARED  NONE
--------------                --------------    ---------  --------  -------   ---  ----  ----------  --------  ----    ------  ----
ACCRETIVE HEALTH INC          COM               00438V103      872    75,310   SH            SOLE       NONE     75,310
BRUNSWICK CORP                COM               117043109    5,033   173,000   SH            SOLE       NONE    173,000
EXPRESS SCRIPTS HLDG CO       COM               30219G108    2,160    40,000   SH            SOLE       NONE     40,000
FIFTH & PAC COS INC           COM               316645100      872    70,000   SH            SOLE       NONE     70,000
GRIFOLS S A                   SP ADR REP B NVT  398438408    2,593   100,000   SH            SOLE       NONE    100,000
INTERCONTINENTALEXCHANGE INC  COM               45865V100    3,342    27,000   SH            SOLE       NONE     27,000
JOS A BANK CLOTHIERS INC      COM               480838101    9,351   219,611   SH            SOLE       NONE    219,611
MATTRESS FIRM HLDG CORP       COM               57722W106      736    30,000   SH            SOLE       NONE     30,000
MCGRAW HILL COS INC           COM               580645109    1,913    35,000   SH            SOLE       NONE     35,000
NORFOLK SOUTHERN CORP         COM               655844108    6,803   110,000   SH            SOLE       NONE    110,000
PRICELINE COM INC             COM NEW           741503403    3,412     5,500   SH            SOLE       NONE      5,500
REALOGY HLDGS CORP            COM               75605Y106    4,313   102,788   SH            SOLE       NONE    102,788
SANDISK CORP                  COM               80004C101    7,403   170,200   SH            SOLE       NONE    170,200
SANDISK CORP                  COM               80004C101    1,740    40,000        CALL     SOLE       NONE     40,000
SEMGROUP CORP                 CL A              81663A105    9,595   245,500   SH            SOLE       NONE    245,500
SIX FLAGS ENTMT CORP NEW      COM               83001A102    2,938    48,000   SH            SOLE       NONE     48,000
SUSSER HLDGS CORP             COM               869233106   10,197   295,640   SH            SOLE       NONE    295,640
TOWERSTREAM CORP              COM               892000100    1,628   501,001   SH            SOLE       NONE    501,001
ULTRATECH INC                 COM               904034105    6,580   176,400   SH            SOLE       NONE    176,400
VIVUS INC                     COM               928551100    5,406   402,800   SH            SOLE       NONE    402,800
VIVUS INC                     COM               928551100    5,792   431,600        CALL     SOLE       NONE    431,600
WELLS FARGO & CO NEW          COM               949746101      854    25,000   SH            SOLE       NONE     25,000






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